Operating leases and other commitment (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Beginning balance	$ 425,620	$ 147,036
Renewed office lease	0	144,169
Repayments of lease liability	(119,789)	(139,580)
Other	9,790	5,373
Ending balance	315,621	156,998
Lease liability due within one year	8,797	54,643
Lease liability long term	$ 306,824	$ 102,355